16. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are follows:

	December 31, 2025	December 31, 2024
	$	$
Share issuance costs and financing fees	750,000	393,000
Non-Capital losses	5,604,000	4,327,000
Property and equipment	69,000	80,000
Mineral resource properties	4,202,000	2,673,000
Deferred tax assets	10,625,000	7,473,000
Unrecognized deferred tax assets	(10,625,000)	(7,473,000)
Deferred tax assets, net	-	-